Income Taxes - Summary of Movements in Temperory Differences (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	$ 595
Recognized to other comprehensive loss	(3,797)	$ (3,202)
Total	4,485	595
Deferred Tax Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	11,752	14,577
Recognized in earning	1,922	(3,095)
Recognized to other comprehensive loss	0
Business acquisition		270
Total	13,674	11,752
Deferred Tax Assets | Losses available for carryforward and other tax deductions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	11,052	13,669
Recognized in earning	2,064	(2,884)
Recognized to other comprehensive loss	0
Business acquisition		267
Total	13,116	11,052
Deferred Tax Assets | Deferred financing costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	700	908
Recognized in earning	(142)	(211)
Recognized to other comprehensive loss	0
Business acquisition		3
Total	558	700
Deferred Tax Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(11,157)	(13,647)
Recognized in earning	1,875	6,297
Recognized to other comprehensive loss	93
Business acquisition		(3,807)
Total	(9,189)	(11,157)
Deferred Tax Liabilities | Intangibles and goodwill
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(7,873)	(11,499)
Recognized in earning	1,744	6,310
Recognized to other comprehensive loss	0
Business acquisition		(2,684)
Total	(6,129)	(7,873)
Deferred Tax Liabilities | Tax credits and other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(3,284)	(2,148)
Recognized in earning	131	(13)
Recognized to other comprehensive loss	93
Business acquisition		(1,123)
Total	(3,060)	(3,284)
Net Carrying Amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	595	930
Recognized in earning	3,797	3,202
Recognized to other comprehensive loss	93
Business acquisition		(3,537)
Total	$ 4,485	$ 595